Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (153,380)	$ (57,643)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	2,745	1,006
Loss on disposal of fixed assets	18
Gain on change in fair value of warrants	(11,061)	(3,922)
Gain on foreign currency transactions	73	5
Stock-based compensation	49,843	6,021
Change in operating assets and liabilities
Accounts receivable	3,461	(16,187)
Inventories	(1,883)	(355)
Deferred fulfillment costs	(4,228)	17,505
Prepaid expenses and other assets	(9,201)	8
Accounts payable	4,952	442
Accrued expenses	7,856	3,425
Contract liabilities	(3,115)	(8,306)
Other liabilities	(138)	2,027
Net cash used in operating activities	(114,058)	(55,974)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(4,069)	(8,718)
Net cash used in investing activities	(4,069)	(8,718)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	3,103	226
Proceeds from issuance of common stock upon Merger, net of issuance costs paid	192,088
Net cash provided by financing activities	195,191	226
Effect of exchange rate on cash	(91)	(4)
Net increase (decrease) in cash, cash equivalents, and restricted cash	76,973	(64,470)
Cash, cash equivalents, and restricted cash at beginning of period	94,978	159,448
Cash, cash equivalents, and restricted cash at end of period	171,951	94,978
NON-CASH INVESTING AND FINANCING ACTIVITIES
Assumption of merger warrants liability	24,338
Conversion of redeemable convertible preferred stock to common stock	(223,442)
Settlement of promissory note through repurchase of shares	10,238
Purchase of property and equipment included in accounts payable and accrued expenses	165
RECONCILIATION OF CASH AND RESTRICTED CASH WITHIN THE CONSOLIDATED BALANCE SHEETS TO THE AMOUNTS SHOWN IN THE CONSOLIDATED STATEMENTS OF CASH FLOWS ABOVE
Cash (inclusive of money market funds and cash equivalents of $162,164 and $92,858 at December 31, 2021 and 2020, respectively)	171,089	93,857
Restricted cash	862	1,121
Total cash, cash equivalents, and restricted cash	$ 171,951	$ 94,978